14) Depreciation and amortization	12 Months Ended
Dec. 31, 2020
Depreciation And Amortization
14) Depreciation and amortization

14)       Depreciation and amortization

	R$ thousand
	Years ended December 31
	2020	2019	2018
Amortization expenses	(2,960,924)	(3,128,385)	(3,348,242)
Depreciation expenses	(2,960,106)	(2,737,383)	(1,460,013)
Total	(5,921,030)	(5,865,768)	(4,808,255)